The Saratoga Advantage Trust

Class A, C and I Shares

Supplement dated February 5, 2018 to the Statement of Additional Information dated December 29, 2017 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI.

Reference is made to the sub-heading entitled “RATINGS OF CORPORATE AND MUNICIPAL DEBT OBLIGATIONS” located on page 26 of the SAI. The eighth sentence in the first paragraph in this section is deleted in its entirety and replaced with the following:

The Advisers, Sub-Advisers or Managers will consider such an event in determining whether a Portfolio should continue to hold the obligation and, with the exception of the James Alpha Hedged High Income Portfolio and the James Alpha Multi Strategy Portfolio, will dispose of such securities in order to limit the holdings of debt securities rated below investment grade to less than 5% of the assets of the Portfolio.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Class S Shares

Supplement dated February 5, 2018 to the Statement of Additional Information dated December 29, 2017 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI.

Reference is made to the sub-heading entitled “RATINGS OF CORPORATE AND MUNICIPAL DEBT OBLIGATIONS” located on page 32 of the SAI. The eighth sentence in the first paragraph in this section is deleted in its entirety and replaced with the following:

The Advisers, Sub-Advisers or Managers will consider such an event in determining whether a Portfolio should continue to hold the obligation and, with the exception of the James Alpha Hedged High Income Portfolio and the James Alpha Multi Strategy Portfolio, will dispose of such securities in order to limit the holdings of debt securities rated below investment grade to less than 5% of the assets of the Portfolio.

Please retain this supplement for future reference.